Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
ASSETS
Cash and cash equivalents	$ 169,633	$ 59,625	$ 37,411
Restricted cash, current portion	3,834	2,230	513
Accounts receivable	34,602	23,278	16,422
Deferred tax asset, current portion	2,203	6,044
Other current assets	4,960	3,665	2,917
Total current assets	215,232	94,842	57,263
Property and equipment, net	4,264	4,455	2,764
Restricted cash, net of current portion	2,215	3,820
Deferred tax asset, net of current portion	22,073	22,073
Other assets	1,068	1,350	28
TOTAL ASSETS	244,852	126,540	60,055
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	5,905	4,317	3,668
Accrued employee compensation	14,763	18,112	17,370
Deferred revenues, current portion	46,396	48,482	38,967
Litigation provision obligation		10,000
Other current liabilities	3,781	1,390	2,640
Total current liabilities	70,845	82,301	62,645
Deferred revenues, net of current portion	14,992	25,313	21,182
Other liabilities	241	774	1,373
Total liabilities	86,078	108,388	85,200
Commitments and contingencies (Note 6)
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, par value $0.0001 per share-55,000,000 shares authorized as of July 31, 2010, 2011 and 500,000,000 shares as of January 31, 2012 (unaudited); 13,772,656, 14,422,557 and 51,275,725 shares issued and outstanding as of July 31, 2010, 2011 and January 31, 2012 (unaudited)	5	1	1
Additional paid-in capital	189,036	20,231	12,620
Accumulated other comprehensive loss	(399)	(209)	(337)
Accumulated deficit	(29,868)	(38,371)	(73,929)
Total stockholders' equity (deficit)	158,774	18,152	(25,145)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	244,852	126,540	60,055
Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Convertible preferred stock, par value $0.0001 per share-25,643,493 shares authorized as of July 31, 2010, 2011 and 25,000,000 shares authorized as of January 31, 2012 (unaudited); 25,357,721 shares issued and outstanding as of July 31, 2010, 2011 and none as of January 31, 2012 (unaudited) actual; liquidation preference of $36,586 as of July 31, 2010, 2011 and none as of January 31, 2012 (unaudited)		$ 36,500	$ 36,500